Net Defined Benefit Liabilities (Assets)	12 Months Ended
Dec. 31, 2017
Disclosure Of Defined Benefit Plans Abstract [Abstract]
Disclosure Of Defined Benefit Plans Explanatory

24. Net Defined Benefit Liabilities (Assets)

Defined benefit plan

The Group operates defined benefit plans which have the following characteristics:

•	The Group has the obligation to pay the agreed benefits to all its current and former employees.

•	Actuarial risk (that benefits will cost more than expected) and investment risk fall, in substance, on the Group.

The defined benefit liability recognized in the statements of financial position is calculated by independent actuaries in accordance with actuarial valuation methods.

The net defined benefit obligation is calculated using the Projected Unit Credit method (the ‘PUC’). Data used in the PUC such as interest rates, future salary increase rate, mortality rate and consumer price index are based on observable market data and historical data which are updated annually.

Actuarial assumptions may differ from actual results, due to changes in the market, economic trends and mortality trends which may impact defined benefit liabilities and future payments. Actuarial gains and losses arising from changes in actuarial assumptions are recognized in the period incurred through other comprehensive income.

Changes in the net defined benefit liabilities for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities
	(In millions of Korean won)
Beginning	￦	1,413,600	￦	(1,340,403)	￦	73,197
Current service cost		192,010		—		192,010
Interest cost (income)		34,885		(33,211)		1,674
Past service cost		4,408		—		4,408
Gain or loss on settlement		(396)		—		(396)
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		2,281		—		2,281
Actuarial gains and losses by changes in financial assumptions		(37,085)		—		(37,085)
Actuarial gains and losses by experience adjustments		7,017		—		7,017
Return on plan assets (excluding amounts included in interest income)		—		11,071		11,071
Contributions:
The Group		—		(162,547)		(162,547)
Employees		—		(3,106)		(3,106)
Payments from plans (benefit payments)		(52,508)		52,508		—
Payments from the Group		(9,837)		—		(9,837)
Transfer in		4,408		(4,325)		83
Transfer out		(4,897)		4,880		(17)
Effect of exchange rate changes		18		—		18
Effect of business combination and disposal of business		22,099		(4,571)		17,528

Ending	￦	1,576,003	￦	(1,479,704)	￦	96,299

	2017
	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities
	(In millions of Korean won)
Beginning	￦	1,576,003	￦	(1,479,704)	￦	96,299
Current service cost		208,037		—		208,037
Past service cost		21,356		—		21,356
Interest cost (income)		40,351		(36,243)		4,108
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		22,878		—		22,878
Actuarial gains and losses by changes in financial assumptions		(86,459)		—		(86,459)
Actuarial gains and losses by experience adjustments		17,541		—		17,541
Return on plan assets (excluding amounts included in interest income)		—		16,220		16,220
Contributions:
The Group		—		(230,785)		(230,785)
Payments from plans (benefit payments)		(216,817)		216,698		(119)
Payments from the Group		(23,779)		—		(23,779)
Transfer in		8,604		(8,383)		221
Transfer out		(8,712)		8,672		(40)
Effect of exchange rate changes		(25)		—		(25)
Effect of business combination and disposal of business		282,988		(177,832)		105,156
Others		25		3,174		3,199

Ending[1]	￦	1,841,991	￦	(1,688,183)	￦	153,808

[1]	The net defined benefit liabilities of ￦153,808 million is calculated by subtracting ￦894 million net defined benefit assets from ￦154,702 million net defined benefit liabilities

Details of the net defined benefit liabilities as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Present value of defined benefit obligation	￦	1,576,003	￦	1,841,991
Fair value of plan assets		(1,479,704)		(1,688,183)

Net defined benefit liabilities	￦	96,299	￦	153,808

Details of post-employment benefits recognized in profit or loss as employee compensation and benefits for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Current service cost	￦	185,710	￦	192,010	￦	208,037
Past service cost		(47)		4,408		21,356
Net interest expenses of net defined benefit liabilities		2,219		1,674		4,108
Gain or loss on settlement		—		(396)		—

Post-employment benefits[1]	￦	187,882	￦	197,696	￦	233,501

[1]

Post-employment benefits amounting to ￦1,143 million and ￦1,577 million for the years ended December 31, 2015 and 2016, respectively, are recognized as other operating expense in the statements of comprehensive income, and post-employment benefits amounting to ￦1,755 million and ￦42 million for the years ended December 31, 2017 are recognized as other operating expense and advance payments in the statements of comprehensive income.

Remeasurements of the net defined benefit liabilities recognized as other comprehensive income for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	￦	(12,051)	￦	(11,071)	￦	(16,220)
Actuarial gains and losses		(18,167)		27,787		46,040
Income tax effects		7,312		(4,045)		(7,215)

Remeasurements after income tax	￦	(22,906)	￦	12,671	￦	22,605

The details of fair value of plan assets as of December 31, 2016 and 2017, are as follows:

	2016
	Assets quoted in an active market		Assets not quoted in an active market		Total
	(In millions of Korean won)

Cash and due from financial institutions	￦	—	￦	1,479,419	￦	1,479,419

Investment fund		—		285		285

Total	￦	—	￦	1,479,704	￦	1,479,704

	2017
	Assets quoted in an active market		Assets not quoted in an active market		Total
	(In millions of Korean won)

Cash and due from financial institutions	￦	—	￦	1,686,012	￦	1,686,012

Investment fund		—		2,171		2,171

Total	￦	—	￦	1,688,183	￦	1,688,183

Key actuarial assumptions used as of December 31, 2016 and 2017, are as follows:

	2016	2017
Discount rate (%)	1.80 ~ 3.46	2.10 ~ 2.90
Salary increase rate (%)	0.00 ~ 7.50	0.00 ~ 7.50
Turnover (%)	0.00 ~ 29.00	0.00 ~ 50.00

Mortality assumptions are based on the experience-based mortality table of Korea Insurance Development Institute of 2015.

The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions as of December 31, 2017, are as follows:

	Changes in principal assumption	Effect on net defined benefit obligation
		Increase in principal assumption	Decrease in principal assumption
Discount rate (%)	0.5 p.	3.96 decrease	4.19 increase
Salary increase rate (%)	0.5 p.	3.00 increase	4.58 decrease
Turnover (%)	0.5 p.	0.46 decrease	0.43 increase

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in principal actuarial assumptions is calculated using the projected unit credit method, the same method applied when calculating the defined benefit obligations recognized on the statement of financial position.

Expected maturity analysis of undiscounted pension benefits (including expected future benefit) as of December 31, 2017, is as follows:

	Up to 1 year		1~2 years		2~5 years		5~10 years		Over 10 years		Total
	(In millions of Korean won)
Pension benefits[1]	￦	74,145	￦	143,846	￦	545,808	￦	1,158,892	￦	3,316,815	￦	5,239,506

[1]	Excluded payments settled according to pension equity plan.

The weighted average duration of the defined benefit obligation is 1.0 ~ 11.1 years.

Expected contribution to plan assets for periods after December 31, 2017, is estimated to be ￦202,738 million.